UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09377
                                                     ---------

                        The Gabelli Blue Chip Value Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS -- 99.7%
             AEROSPACE -- 3.2%
      3,400  General Dynamics Corp. ............$   406,470
     14,200  Northrop Grumman Corp. ............    771,770
                                                -----------
                                                  1,178,240
                                                -----------
             BUSINESS SERVICES -- 3.5%
     58,800  Cendant Corp. .....................  1,213,632
      3,090  PHH Corp.+ ........................     84,851
                                                -----------
                                                  1,298,483
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 2.6%
     37,000  Microsoft Corp. ...................    952,010
                                                -----------
             CONSUMER PRODUCTS -- 1.5%
     11,400  Harley-Davidson Inc. ..............    552,216
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 6.9%
     22,000  General Electric Co. ..............    740,740
     25,000  Honeywell International Inc. ......    937,500
     22,600  Ingersoll-Rand Co. Ltd., Cl. A ....    863,998
                                                -----------
                                                  2,542,238
                                                -----------
             ELECTRONICS -- 4.4%
     37,500  Applied Materials Inc. ............    636,000
     29,300  Texas Instruments Inc. ............    993,270
                                                -----------
                                                  1,629,270
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 3.2%
     72,100  AES Corp.+ ........................  1,184,603
                                                -----------
             ENERGY AND UTILITIES: OIL -- 15.1%
     14,050  ConocoPhillips ....................    982,236
     50,800  El Paso Corp. .....................    706,120
     13,000  Exxon Mobil Corp. .................    826,020
      6,000  GlobalSantaFe Corp. ...............    273,720
     15,300  Halliburton Co. ...................  1,048,356
      8,800  Marathon Oil Corp. ................    606,584
     11,400  Noble Corp. .......................    780,444
      7,000  Pioneer Natural Resources Co. .....    384,440
                                                -----------
                                                  5,607,920
                                                -----------
             ENTERTAINMENT -- 8.1%
     12,600  Clear Channel Communications Inc. .    414,414
      4,500  Discovery Holding Co., Cl. A+ .....     64,980
     22,000  News Corp., Cl. B .................    363,000
     17,000  The Walt Disney Co. ...............    410,210
     54,400  Time Warner Inc. ..................    985,184
     28,500  Univision Communications Inc.,
              Cl. A+ ...........................    756,105
                                                -----------
                                                  2,993,893
                                                -----------
             FINANCIAL SERVICES -- 21.7%
      7,200  American Express Co. ..............    413,568
     24,400  Bank of America Corp. .............  1,027,240

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
     24,700  Citigroup Inc. ....................$ 1,124,344
      3,000  Commerce Bancorp Inc. .............     92,070
      8,000  First Horizon National Corp. ......    290,800
     26,600  JPMorgan Chase & Co. ..............    902,538
      7,000  Lehman Brothers Holdings Inc. .....    815,360
     15,700  Merrill Lynch & Co. Inc. ..........    963,195
      5,000  Morgan Stanley ....................    269,700
     32,700  Sovereign Bancorp Inc. ............    720,708
      9,200  State Street Corp. ................    450,064
      4,000  Wells Fargo & Co. .................    234,280
     10,500  Zions Bancorporation ..............    747,705
                                                -----------
                                                  8,051,572
                                                -----------
             FOOD AND BEVERAGE -- 1.7%
     10,000  Anheuser-Busch Companies Inc. .....    430,400
      5,000  Coca-Cola Co. .....................    215,950
                                                -----------
                                                    646,350
                                                -----------
             HEALTH CARE -- 7.7%
     11,200  Baxter International Inc. .........    446,544
     21,100  Pfizer Inc. .......................    526,867
     22,500  Sanofi-Aventis, ADR ...............    934,875
     20,600  Wyeth .............................    953,162
                                                -----------
                                                  2,861,448
                                                -----------
             INSURANCE -- 8.1%
     22,000  American International Group Inc. .  1,363,120
     10,000  Hartford Financial Services
              Group Inc. .......................    771,700
     19,061  St. Paul Travelers Companies Inc. .    855,267
                                                -----------
                                                  2,990,087
                                                -----------
             METALS AND MINING -- 2.2%
     32,900  Alcoa Inc. ........................    803,418
                                                -----------
             PAPER AND FOREST PRODUCTS -- 0.6%
      7,000  International Paper Co. ...........    208,600
                                                -----------
             RETAIL -- 1.3%
     12,400  Tiffany & Co. .....................    493,148
                                                -----------
             SPECIALTY CHEMICALS -- 3.6%
     22,400  Dow Chemical Co. ..................    933,408
     10,500  E.I. du Pont de Nemours and Co. ...    411,285
                                                -----------
                                                  1,344,693
                                                -----------
             TELECOMMUNICATIONS -- 3.0%
     15,100  SBC Communications Inc. ...........    361,947
     23,200  Verizon Communications Inc. .......    758,408
                                                -----------
                                                  1,120,355
                                                -----------
             TRANSPORTATION -- 1.3%
      6,700  Union Pacific Corp. ...............    480,390
                                                -----------
             TOTAL COMMON STOCKS ............... 36,938,934
                                                -----------

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                       -------
            U.S. GOVERNMENT OBLIGATIONS -- 0.3%
   $127,000 U.S. Treasury Bill,
              3.172%++, 10/06/05 ...............$   126,945
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $30,865,383) ...............$37,065,879
                                                ===========
------------------
              For Federal tax purposes:
              Aggregate cost ...................$30,865,383
                                                ===========
              Gross unrealized appreciation ....$ 6,801,025
              Gross unrealized depreciation ....   (600,529)
                                                -----------
              Net unrealized appreciation
                 (depreciation) ................$ 6,200,496
                                                ===========
------------------
 +    Non-income producing security.
++    Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
     ---------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.